Description of the Business and Basis of Presentation (Details) - $ / shares	Jun. 30, 2021	Mar. 02, 2021	Dec. 31, 2020	Dec. 16, 2020	Mar. 10, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Warrant exercise price (in dollars per share)	$ 11.50	$ 11.50			$ 11.50
Recapitalization exchange ratio	0.7471%		0.7471%	0.7471%